Principal subsidiaries	12 Months Ended
Dec. 31, 2019
33. Principal Subsidiaries
Principal subsidiaries

The section presents information on the Barclays Bank Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Bank Group has entered into and arrangements that are held off-balance sheet.

33 Principal subsidiaries

Barclays Bank Group applies IFRS 10 Consolidated Financial Statements. The consolidated financial statements combine the financial statements of Barclays Bank PLC and all of its subsidiaries. Subsidiaries are entities over which Barclays Bank Group has control. Under IFRS 10, this is when Barclays Bank Group is exposed or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.

Barclays Bank Group reassesses whether it controls an entity if facts and circumstances indicate that there have been changes to its power, its rights to variable returns or its ability to use its power to affect the amount of its returns.

Intra-group transactions and balances are eliminated on consolidation and consistent accounting policies are used throughout the Barclays Bank Group for the purposes of the consolidation. Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has been obtained and they do not result in loss of control.

The significant judgements used in applying this policy are set out below.

Accounting for investment in subsidiaries

In the individual financial statements of Barclays Bank PLC, investments in subsidiaries are stated at cost less impairment.

Investments in subsidiaries, the majority of which are engaged in banking related activities, are recorded on the balance sheet at historical cost less any impairment. At 31 December 2019 the historical cost of investments in subsidiaries was £16,606m (2018: £15,452m), and impairment allowances recognised against these investments totalled £501m (2018: £494m). The increase in historical cost is predominantly due to capital injections into Barclays Bank Ireland PLC, partially offset by intra-group transfers.

At the end of each reporting period an impairment review is undertaken in respect of investment in subsidiaries. Impairment is required where the investment exceeds the recoverable amount. The recoverable amount is calculated using a value in use (VIU) methodology to arrive at the present value of future cash flows expected to be derived from the investment. The VIU calculation uses forecast attributable profit, based on financial budgets approved by management, covering a five-year period, as an approximation of future cash flows. Terminal growth rates ranging from 0.5% to 1.5% have been applied to arrive at cash flows thereafter, which are based on long term expected growth rates published by the International Monetary Fund. The forecasted cash flows have been discounted at pre-tax rates ranging from 13.7% to 15.3%. There has been no material change to the carrying value of investments in subsidiaries as a result of the impairment review.

Principal subsidiaries for the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company Name		Nature of business	%	%	%
Barclays Bank Ireland PLC	Ireland	Banking, holding company	100	-	-
Barclays Capital Inc.	United States	Securities dealing	100	-	-
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	-	-
Barclays Securities Japan Limited	Japan	Securities dealing	100	-	-
Barclays US LLC	United States	Holding company	100	-	-
Barclays Bank Delaware	United States	Credit card issuer	100	-	-

The country of registration or incorporation is also the principal area of operation of each of the above subsidiaries.

Ownership interests are in some cases different to voting interests due to the existence of non-voting equity interests, such as preference shares. See Note 29 for more information.

Significant judgements and assumptions used to determine the scope of the consolidation

Determining whether the Barclays Bank Group has control of an entity is generally straightforward based on ownership of the majority of the voting capital. However, in certain instances, this determination will involve significant judgement, particularly in the case of structured entities where voting rights are often not the determining factor in decisions over the relevant activities. This judgement will involve assessing the purpose and design of the entity. It will also often be necessary to consider whether the Barclays Bank Group, or another involved party with power over the relevant activities, is acting as a principal in its own right or as an agent on behalf of others.

There is also often considerable judgement involved in the ongoing assessment of control over structured entities. In this regard, where market conditions have deteriorated such that the other investors’ exposures to the structure’s variable returns have been substantively eliminated, the Barclays Bank Group may conclude that the managers of the structured entity are acting as its agent and therefore will consolidate the structured entity.

An interest in equity voting rights exceeding 50% would typically indicate that the Barclays Bank Group has control of an entity. However, the entity set out below is excluded from consolidation because the Barclays Bank Group does not have exposure to its variable returns.

Country of registration or incorporation	Company name	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Cayman Islands	Palomino Limited	100	-	-

This entity is managed by an external counterparty and consequently is not controlled by the Barclays Bank Group. Interests relating to this entity are included in Note 34.

Significant restrictions

As is typical for a group of its size and international scope, there are restrictions on the ability of the Barclays Bank Group to obtain distributions of capital, access the assets or repay the liabilities of members of its Group due to the statutory, regulatory and contractual requirements of its subsidiaries and due to the protective rights of non-controlling interests. These are considered below.

Regulatory requirements

The Barclays Bank Group’s principal subsidiary companies have assets and liabilities before intercompany eliminations of £307bn (2018: £265bn) and £285bn (2018: £246bn) respectively. The assets and liabilities are subject to prudential regulation and regulatory capital requirements in the countries in which they are regulated. These require entities to maintain minimum capital levels which cannot be returned to the parent company, Barclays Bank PLC on a going concern basis.

In order to meet capital requirements, subsidiaries may issue certain equity accounted and debt accounted financial instruments such as Tier 1 and Tier 2 capital instruments and other forms of subordinated liabilities. Refer to Note 26 and Note 27 for particulars of these instruments. These instruments may be subject to cancellation clauses or preference share restrictions that would limit the ability of the entity to repatriate the capital on a timely basis.

Liquidity requirements

Regulated subsidiaries of the Barclays Bank Group are required to meet PRA or local regulatory requirements pertaining to liquidity. Some of the regulated subsidiaries include Barclays Capital Securities Limited (which is regulated on a combined basis with Barclays Bank PLC under a Domestic Liquidity Sub-Group (DoLSub) arrangement), Barclays Bank Ireland PLC, Barclays Capital Inc. and Barclays Bank Delaware. See pages 72 to 76 for further details of liquidity requirements, including those of the Barclays Bank Group’s significant subsidiaries.

Statutory requirements

The Barclays Bank Group’s subsidiaries are subject to statutory requirements not to make distributions of capital and unrealised profits and generally to maintain solvency. These requirements restrict the ability of subsidiaries to make remittances of dividends to Barclays Bank PLC, the parent, except in the event of a legal capital reduction or liquidation. In most cases the regulatory restrictions referred to above exceed the statutory restrictions.

Contractual requirements

Asset encumbrance

The Barclays Bank Group uses its financial assets to raise finance in the form of securitisations and through the liquidity schemes of central banks, as well as to provide security for the UK Retirement Fund. Once encumbered, the assets are not available for transfer around the Barclays Bank Group. The assets typically affected are disclosed in Note 37.

Other restrictions

The Barclays Bank Group is required to maintain balances with central banks and other regulatory authorities and these amounted to £4,505m (2018: £4,717m).